Leases (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Lease expenses	[1]	$ 119,592	$ 96,825	$ 453,162

[1]	Leasing expense in 2020 and 2019 includes contracts classified as low value or those with terms less than twelve months. The expense corresponding to the 2018 annual period includes everything previously classified as operating leases under IAS 17 - Leases, which was replaced by IFRS 16 Leases.